CONDENSED BALANCE SHEETS (Q2) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 35,387		$ 22,339			$ 93,599
Prepaid expenses	47,083		50,892			568,058
Total current assets	82,470		73,231			661,657
Cash and investments held in Trust Account	10,186,300		487,268,822			483,012,312
Total Assets	10,268,770		487,342,053			483,721,052
Current liabilities:
Accounts payable	132,241		153,571			73,405
Total current liabilities	6,791,698		1,173,416			163,692
Deferred legal fees	250,000		250,000			250,000
Deferred underwriting commissions	6,762,000		16,905,000			16,905,000
Notes Payable, Noncurrent	$ 850,000		$ 500,000			$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]			Related Party [Member]
Derivative warrant liabilities	$ 1,968,184		$ 536,300			$ 14,301,100
Total liabilities	16,621,882		19,364,716			31,619,792
Commitments and Contingencies
Class A ordinary shares; 918,402 and 48,300,000 shares subject to possible redemption at $10.00 and $10.09 per share at June 30, 2023 and December 31, 2022, respectively	9,184,020		487,168,822			483,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at June 30, 2023 and December 31, 2022, respectively	0		0			0
Additional paid-in capital	9,702,408		0			0
Accumulated deficit	(25,240,748)		(19,192,693)			(30,899,948)
Total shareholders' deficit	(15,537,132)	$ (23,390,077)	(19,191,485)	$ (19,024,609)	$ (25,123,550)	(30,898,740)	$ 10,221
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	10,268,770		487,342,053			483,721,052
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	6,479,457		899,845			90,287
Related Party [Member]
Current liabilities:
Accrued expenses	180,000		120,000			0
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	0		0			0
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 1,208		$ 1,208			$ 1,208